Notes to consolidated statement of profit and loss and other comprehensive income - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Grants	€ 1,842	€ 422	€ 779
Research and development incentives	2,151	983	641
Payroll tax rebates	3,756	3,436	1,019
Total	€ 7,749	€ 4,841	€ 2,439